Expense Example	Jun. 01, 2026 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,024
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	872
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	$ 734